U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

 1     Name and Address of Issuer:
       Princor Emerging Growth Fund, Inc.
       The Principal Financial Group
       Des Moines, IA  50392-0200

 2     Name of each series or class of funds for which this notice is filed:
       Class A and Class B Shares

 3     Investment Company Act File Number:  811-05171
       Securities Act File Number:          33-14535

 4     Last day of fiscal year for which this notice if filed:
       October 31, 1995

 5 Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
               N/A

 6 Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:
               N/A

 7 Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
               None

 8 Number and amount of securities registered during the fiscal year other than pursuant to 24f-2:
               None

 9 Number and aggregate sale price of securities sold during the fiscal year:
               2,018,462 Common Stock $55,711,814

10 Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
               2,018,462 Common Stock $55,711,814

11 Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
               Included in response to Item 9.

12     Calculation of registration fee:

       (i)        Aggregate sale price of securities sold during the
                  fiscal year in reliance on rule 24f-2 (from Item 10)
                                                                 $55,711,814

       (ii)       Aggregate price of shares issued in connection
                  with dividend reinvestment plans (from Item 11,
                  if applicable):                                +         0

       (iii)      Aggregate price of shares redeemed or
                  repurchased during the fiscal year
                  (if applicable):                                17,753,708

       (iv)       Aggregate price of shares redeemed or
                  repurchased and previously applied as a reduction
                  to filing fees pursuant to rule 24e-2
                  (if applicable):                                         0

       (v)        Net aggregate  price of securities sold and
                  issued during the fiscal year in reliance on
                  rule 24f-2 {line (i), plus line (ii), less
                  line (iii), plus line (iv)}(if applicable):     37,958,106

       (vi)       Multiplier prescribed by Section 6(b) of the
                  Securities Act of 1933 or other applicable
                  law or regulation:                                1 / 2900

       (vii)      Fee Due:                                        $13,089.00

13 Check box if fees are being remitted to the Commission's lockbox as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a)
               X

       Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
               12/19/95


                                    Signature

       This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:



Princor Emerging Growth Fund, Inc.



By
   S. L. Jones
   President

Attest:

By
   A.S. Filean, Vice President
   and Secretary

   December 19, 1995







   Securities and Exchange Commission
   450 Fifth Street, NW
   Washington, D.C.  20549


   Re  Princor Emerging Growth Fund, Inc.


   In my capacity as Counsel of Princor Emerging Growth Fund, Inc.("the Fund"),I have supervised the preparation of the Rule 24f-2 Notice for the Fund under the Investment Company Act of 1940 and have reviewed the legality of the securities which are to be registered thereunder. Based upon examination of such corporate records and matters of fact and law as deemed necessary, I am of the opinion that such securities were legally issued, fully paid and non-assessable.

   I consent to the filing of this opinion as an exhibit to the Rule 24f-2 Notice for the Fund und the Investment Company Act of 1940.

   Sincerely




   Michael D. Roughton
   Counsel

   MDR/tm